Contingency	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021
Contingency [Line Items]
CONTINGENCY

NOTE 12 — CONTINGENCY

In April 16, 2020, the Company was named as a defendant in the Adversary Proceeding filed in the United States Bankruptcy Court for the District of Massachusetts (Case No. 15-10745-FJB; Adversary Proceeding No. 16-01178) titled In re: BT Prime Ltd (“BT Prime”). The Adversary Proceeding is brought by BT Prime against Boston Technologies Powered by Forexware LLC f/k/a Forexware LLC (“Forexware”), Currency Mountain Holdings LLC, Currency Mountain Holdings Limited f/k/a Forexware Malta Holdings Ltd., FXDirectDealer, LLC, FXDD Malta Ltd., Nukkleus Inc., Nukkleus Bermuda Limited and Currency Mountain Holdings Bermuda, Ltd. In the Amended Complaint, BT Prime is seeking, amongst other relief, a determination that the Company and the other defendants are liable for all of the debts of BT Prime stemming from its bankruptcy proceedings, and is seeking to recover certain amounts transferred to Forexware and FXDD Malta prior to the initiation of the bankruptcy case. In the sole claim asserted against the Company, BT Prime alleges that the Company operated as a single business enterprise with no separate existence outside of its collective business relationship with certain of the other Defendants, is a continuation of the business of Forexware and is a successor-in-interest to Forexware. Based on this theory, BT Prime alleges that the Company should be jointly and severally liable for any liability attributable to Forexware or the other Defendants, should the Court eventually find any such liability. It is the Company’s position that there is no basis for BT Prime’s claim against it and intends to vigorously defend against the claim at trial, the date for which has not yet been set.

NOTE 12 — CONTINGENCY

In April 16, 2020, the Company was named as a defendant in the Adversary Proceeding filed in the United States Bankruptcy Court for the District of Massachusetts (Case No. 15-10745-FJB; Adversary Proceeding No. 16-01178) titled In re: BT Prime Ltd (“BT Prime”). The Adversary Proceeding is brought by BT Prime against Boston Technologies Powered by Forexware LLC f/k/a Forexware LLC (“Forexware”), Currency Mountain Holdings LLC, Currency Mountain Holdings Limited f/k/a Forexware Malta Holdings Ltd., FXDirectDealer, LLC, FXDD Malta Ltd., Nukkleus Inc., Nukkleus Bermuda Limited and Currency Mountain Holdings Bermuda, Ltd. In the Amended Complaint, BT Prime is seeking, amongst other relief, a determination that the Company and the other defendants are liable for all of the debts of BT Prime stemming from its bankruptcy proceedings, and is seeking to recover certain amounts transferred to Forexware and FXDD Malta prior to the initiation of the bankruptcy case. In the sole claim asserted against the Company, BT Prime alleges that the Company operated as a single business enterprise with no separate existence outside of its collective business relationship with certain of the other Defendants, is a continuation of the business of Forexware and is a successor-in-interest to Forexware. Based on this theory, BT Prime alleges that the Company should be jointly and severally liable for any liability attributable to Forexware or the other Defendants, should the Court eventually find any such liability. The Company maintains that there is no basis for BT Prime’s claim against it and intends to vigorously defend against the claim at trial, the date for which has not yet been set.

Brilliant Acquisition Corp [Member]
Contingency [Line Items]
CONTINGENCY

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 23, 2020, the holders of the Founder Shares, Representative Shares (as defined in Note 7), Private Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) will be entitled to registration rights pursuant to a registration rights agreement. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 600,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On June 30, 2020, the underwriters fully exercised their over-allotment option to purchase an additional 600,000 Units at $10.00 per Unit.

The underwriters were paid a cash underwriting discount of three and one half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $1,400,000. In connection with the underwriters’ exercise of their over-allotment option in full on June 30, 2020, the underwriters were paid an additional cash underwriting discount of $210,000.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) are introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.

In addition, the Company will pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in a Business Combination if EarlyBirdCapital introduces the Company to the target business with which the Company completes a Business Combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).